Note 11 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2025	2024

Balance, January 1	$449,337	$332,963
RNCI share of earnings	15,874	15,624
RNCI redemption increment	29,826	37,775
Distributions paid to RNCI	(17,133)	(9,292)
Purchases of interests from RNCI, net	(33,841)	(24,354)
RNCI recognized on business acquisitions	41,310	95,143
Other	818	1,478
Balance, December 31	$486,191	$449,337